ACCOUNTS RECEIVABLE (TABLES)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

        The following summarizes the Group's accounts receivable as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Accounts receivable	112,626	193,620
Less: Allowance for doubtful accounts	(15,536)	(17,333)

	97,090	176,287

Schedule of movements of the allowance for doubtful accounts

        The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Balance at beginning of the year	(8,252)	(10,367)	(15,536)
Charged to costs and expenses	(9,041)	(14,343)	(12,129)
Write-off of receivable balances and corresponding provisions	6,926	9,174	10,332

Balance at end of the year	(10,367)	(15,536)	(17,333)